Marketable Securities Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Marketable Securities Disclosure

3.Marketable Securities

	2019 Fair value $	Additions $	Disposals $	Unrealized Gain (Loss) $	2020 Fair value $

Marketable securities	30,792	-	-	(15,518)	15,274

	2018 Fair value $	Additions $	Disposals $	Unrealized Gain $	2019 Fair value $

Marketable securities	4,701	-	-	26,091	30,792